Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2019
Employee benefit expenses
Schedule of employee benefit expenses

	2017	2018	2019
	RMB	RMB	RMB
Wages and salaries	280,786	388,238	533,505
Contributions to defined contribution plans	44,884	52,898	64,118
	325,670	441,136	597,623